Equity (Tables)	12 Months Ended
Dec. 31, 2021
Equity
Distribution of profit

The proposed distribution of profit of the Parent Grifols, S.A. for the years ended 31 December 2021, and the distribution of profit approved for 2020, presented at the general meeting held on 21 May 2021, is as follows:

	Thousands of Euros
	31/12/2021	31/12/2020
Voluntary reserve	(140,728)	62,134
Dividends	—	2,614
Profit of the Parent	(140,728)	64,748

The following dividends were paid in 2020:

	31/12/2020
	% of par value	Euros per share	Thousands of Euros
Ordinary shares	65%	0.16	68,859
Non-voting shares	323%	0.16	41,757
Non-voting shares (preferred dividend)	20%	0.01	2,614
Total dividends paid			113,230

The following dividends were paid in 2021:

	31/12/2021
	% of par value	Euros per share	Thousands of Euros
Ordinary shares	146%	0.36	154,005
Non-voting shares	729%	0.36	93,515
Non-voting shares (preferred dividend)	20%	0.01	2,614
Total dividends paid			250,134

Share capital
Equity
Movement in outstanding shares

Movement in outstanding shares during 2020 is as follows:

	Class A shares	Class B shares

Balance at 1 January 2020	426,129,798	258,010,058
(Acquisition) / disposal of treasury stock (note 16 (d))	—	402,888
Balance at 31 December 2020	426,129,798	258,412,946

Movement in outstanding shares during 2021 is as follows:

	Class A shares	Class B shares

Balance at 1 January 2021	426,129,798	258,412,946
(Acquisition) / disposal of treasury stock (note 16 (d))	(3,944,430)	(2,058,366)
Balance at 31 December 2021	422,185,368	256,354,580

Treasury stock
Equity
Movement in outstanding shares

Movement in Class A treasury stock during the year ended 31 December 2021 is as follows:

	No. of Class A
	shares	Thousands of Euros
Balance at 1 January 2021	—	—
Disposal Class A shares	—	—
Acquisition Class A shares	3,944,430	89,959
Balance at 31 December 2021	3,944,430	89,959

Movement in Class B treasury stock during 2020 was as follows:

	No. of Class B
	shares	Thousands of Euros
Balance at 1 January 2020	3,415,052	49,584
Disposal Class B shares	(402,888)	(5,850)
Balance at 31 December 2020	3,012,164	43,734

Movement in Class B treasury stock during 2021 is as follows:

	No. of Class B
	shares	Thousands of Euros
Balance at 1 January 2021	3,012,164	43,734
Disposal Class B shares	(361,530)	(5,248)
Acquisition Class B shares	2,419,896	35,744
Balance at 31 December 2021	5,070,530	74,230